Bank Loans, Notes Payables, Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Detailed Information About Borrowings

(in millions	At December 31,(1)										2023 and		Carrying Value at December 31,		Fair Value at December 31,		Carrying Value at December 31,
of Mexican pesos)	2018		2019		2020		2021		2022		Thereafter		2017		2017		2016(1)
Short-term debt:
Fixed rate debt:
Argentine pesos
Bank loans		106		—		—		—		—		—		106		107		644
Interest rate		22.4%		—		—		—		—		—		22.4%		—		32.0%
Chilean pesos
Bank loans		770		—		—		—		—		—		770		770		338
Interest rate		3.1%		—		—		—		—		—		3.1%		—		4.3%
U.S. dollars
Bank loans		—		—		—		—		—		—		—		—		206
Interest rate		—		—		—		—		—		—		—		—		3.4%
Variable rate debt:
Colombian pesos
Bank loans		1,951		—		—		—		—		—		1,951		1,949		723
Interest rate		7.3%		—		—		—		—		—		7.3%		—		9.1%
Chilean pesos
Bank loans		3		—		—		—		—		—		3		3		1
Interest rate		6.1%		—		—		—		—		—		6.1%		—		10.0%

Total short-term debt	Ps.	2,830	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,830	Ps.	2,829	Ps.	1,912

(in millions	At December 31,(1)					2023 and	Carrying Value at December 31,	Fair Value at December 31,	Carrying Value at December 31,
of Mexican pesos)	2018	2019	2020	2021	2022	Thereafter	2017	2017	2016(1)
Long-term debt:
Fixed rate debt:
Euro
Senior unsecured notes	Ps. —	Ps. —	Ps. —	Ps. —	Ps. —	Ps. 23,449	Ps. 23,449	Ps. 24,697	Ps. 21,627
Interest rate	—	—	—	—	—	1.8%	1.8%		1.8%
U.S. dollars
Yankee bond	8,774	—	9,844	—	—	29,425	48,043	51,938	61,703
Interest rate	2.4%	—	4.6%	—	—	4.4%	4.1%		3.8%
Bank of NY (FEMSA USD 2023)	—	—	—	—	—	5,852	5,852	5,870	6,117
Interest rate (1)	—	—	—	—	—	2.9%	2.9%	—	2.9%
Bank of NY (FEMSA USD 2043)	—	—	—	—	—	13,510	13,510	14,539	14,128
Interest rate (1)	—	—	—	—	—	4.4%	4.4%	—	4.4%
Finance leases	6	5	2	—	—	—	13	13	20
Interest rate (1)	4.0%	3.8%	3.5%	—	—	—	3.8%	—	3.9%
Mexican pesos
Units of investment (UDIs)	—	—	—	—	—	—	—	—	3,245
Interest rate	—	—	—	—	—	—	—	—	4.2%
Domestic senior notes	—	—	—	2,498	—	15,981	18,479	17,035	9,991
Interest rate	—	—	—	8.3%	—	6.7%	6.9%	—	6.2%
BBrazilian reais
Bank loans	391	247	152	92	78	73	1,033	1,055	742
Interest rate	5.7%	5.8%	5.8%	5.8%	5.8%	5.8%	5.7%	—	5.3%
Notes payable(2)	—	6,707	—	—	—	—	6,707	6,430	7,022
Interest rate	—	0.4%	—	—	—	—	0.4%	—	0.4%
Chilean pesos
Bank loans	40	—	—	—	—	—	40	40	164
Interest rate	7.9%	—	—	—	—	—	7.9%	—	7.0%
Finance leases	27	28	26	17	—	—	98	98	114
Interest rate	3.8%	3.7%	3.4%	3.2%	—	—	3.5%	—	3.4%
Colombian pesos
Bank loans	728	—	—	—	—	—	728	741	758
Interest rate	9.6%	—	—	—	—	—	9.6%	—	9.6%
Finance leases	6	6	5	—	—	—	17	17	—
Interest rate	4.0%	4.0%	4.0%	—	—	—	4.2%	—	—
Subtotal	Ps. 9,972	Ps. 6,993	Ps. 10,029	Ps. 2,607	Ps. 78	Ps. 88,290	Ps. 117,969	Ps. 122,473	Ps. 125,631

(1)	All interest rates shown in this table are weighted average contractual annual rates.

(in millions	At December 31,(1)										2023 and		Carrying Value at December 31,		Fair Value at December 31,		Carrying Value at December 31,
of Mexican pesos)	2018		2019		2020		2021		2022		Thereafter		2017		2017		2016(1)
Variable rate debt:
U.S. dollars
Bank loans	Ps.	—	Ps.	—	Ps.	—	Ps.	4,032	Ps.	—	Ps.	—	Ps.	4,032	Ps.	4,313	Ps.	4,218
Interest rate (1)		—		—		—		2.1%		—		—		2.1%		—		1.6%
Mexican pesos
Domestic senior notes		—		—		—		—		1,496		—		1,496		1,500		—
Interest rate (1)		—		—		—		—		7.7%		—		7.7%		—		—
Argentine pesos
Bank loans		—		—		—		—		—		—		—		—		40
Interest rate		—		—		—		—		—		—		—				27.8%
Brazilian reais
Bank loans		284		284		229		66		7		—		870		883		1,864
Interest rate		8.5%		8.5%		8.5%		8.5%		8.5%		—		8.5%		—		5.5%
Notes payable		10		5		—		—		—		—		15		14		26
Interest rate		0.4%		0.4%		—		—		—		—		0.4%		—		0.4%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		1,206
Interest rate		—		—		—		—		—		—		—		—		9.6%
Chilean pesos
Bank loans		494		664		1,110		732		751		385		4,136		4,135		4,351
Interest rate		4.3%		4.2%		4.1%		4.0%		4.1%		3.9%		4.1%		—		3.7%

Subtotal	Ps.	788	Ps.	953	Ps.	1,339	Ps.	4,830	Ps.	2,254	Ps.	385	Ps.	10,549	Ps.	10,845	Ps.	11,705

Total long-term debt	Ps.	10,760	Ps.	7,946	Ps.	11,368	Ps.	7,437	Ps.	2,332	Ps.	88,675	Ps.	128,518	Ps.	133,318	Ps.	137,336

Current portion of long term debt														(10,760)				(5,369)

													Ps.	117,758			Ps.	131,967

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)	Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

Summary of Financial Instruments by Type of Interest Rate

Hedging Derivative Financial Instruments (1)	2018		2019		2020		2021		2022		2023 and Thereafter		Total 2017		Total 2016
	(notional amounts in millions of Mexican pesos)
Cross currency swaps: Units of investments to Mexican pesos and variable rate:
Fixed to variable	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,500
Interest pay rate		—		—		—		—		—		—		—		5.9%
Interest receive rate		—		—		—		—		—		—		—		4.2%
U.S. dollars to Mexican pesos
Fixed to variable (2)		—		—		—		—		—		11,403		11,403		11,403
Interest pay rate		—		—		—		—		—		8.9%		8.9%		7.4%
Interest receive rate		—		—		—		—		—		4.0%		4.0%		4.0%
Fixed to fixed				—		9,868		—		—		9,951		19,818		19,451
Interest pay rate		—		—		9.0%		—		—		9.1%		9.1%		8.8%
Interest receive rate		—		—		3.9%		—		—		4.0%		3.9%		4.1%
U.S. dollars to Brazilian reais
Fixed to variable		8,782		6,263		4,571		—		—		—		19,617		21,210
Interest pay rate		6.3%		5.2%		6.6%		—		—		—		6.0%		11.9%
Interest receive rate		2.7%		0.4%		2.9%		—		—		—		2.0%		1.9%
Variable to variable		15,571		—		—		4,046		—		—		19,617		22,834
Interest pay rate		6.7%		—		—		6.1%		—		—		6.6		12.4%
Interest receive rate		2.6%		—		—		1.9%		—		—		2.5		2.0%
Chilean pesos
Variable to fixed		—		—		620		—		—		—		620		827
Interest pay rate		—		—		6.9%		—		—		—		6.9%		6.9%
Interest receive rate		—		—		3.9%		—		—		—		3.9%		6.2%

Interest rate swap:
Mexican pesos
Variable to fixed rate:		—		65		—		650		875		1,925		3,515		3,591
Interest pay rate		—		6.5%		—		7.6%		6.6%		5.8%		5.8%		6.4%
Interest receive rate		—		3.7%		—		3.8%		4.5%		4.5%		4.5%		5.1%
Variable to fixed rate:
Interest pay rate		—		—		—		—		—		—		—		5.9%
Interest receive rate		—		—		—		—		—		—		—		6.0%
Variable to fixed rate (2):
Interest pay rate		—		—		—		—		—		—		7.2%		7.2%
Interest receive rate		—		—		—		—		—		—		8.9%		7.4%

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)	Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 8.9% and pay a fixed rate of 7.2%; joined with a cross currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 8.9%.

Summary of Interest Expense

For the years ended December 31, 2017, 2016 and 2015, the interest expense is comprised as follows:

	2017	2016	2015
Interest on debts and borrowings	Ps. 6,409	Ps. 5,694	Ps. 4,586
Capitalized interest	(10)	(32)	(60)
Finance charges for employee benefits	317	282	276
Derivative instruments	4,339	3,519	2,894
Finance operating charges	69	183	79
Finance charges payable under finance leases	—	—	2

	Ps. 11,124	Ps. 9,646	Ps. 7,777

Summary of Liabilities Arising from Financing Activities

Reconciliation of liabilities arising from financing activities

	Carrying Value at December 31, 2016		Cash Flows		Non-cash flows						Carrying Value at December 31, 2017
					Acquisition		Foreign Exchange Movement		Others
Bank loans	Ps.	14,497	Ps.	(949)	Ps.	—	Ps.	190	Ps.	(69)	Ps.	13,669
Notes payable		123,859		(3,574)		—		4,954		(7,688)		117,551
Lease liabilities		892		(8)		—		—		(756)		128

Total liabilities from financing activities	Ps.	139,248	Ps.	(4,531)	Ps.	—	Ps.	5,144	Ps.	(8,513)	Ps.	131,348

	Carrying Value at December 31, 2015		Cash Flows		Non-cash flows						Carrying Value at December 31, 2016
					Acquisition		Foreign Exchange Movement		Others
Bank loans	Ps.	7,357	Ps.	(2,597)	Ps.	377	Ps.	(50)	Ps.	9,410	Ps.	14,497
Notes payable		83,945		24,234		—		15,790		(110)		123,859
Lease liabilities		562		(466)		9		—		786		892

Total liabilities from financing activities	Ps.	91,864	Ps.	21,171	Ps.	386	Ps.	15,740	Ps.	10,086	Ps.	139,248